Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Loss (Gain) on sale/call of securities	$ 237,174	$ 0
Impairment loss on securities	0	0
Marketable securities	$ 191,534,036	$ 197,611,193
Number of securities percent	22.00%